Loan Receivable — Third Party (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Oct. 15, 2025 SGD ($)	Dec. 31, 2024 USD ($)
Loan Receivable - Third Party [Line Items]
Proceeds from Related Party Debt	$ 999,610	$ 785,919	$ 319,713	$ 450,368	$ 329,650	$ 584,328
Expected credit loss provision	$ (132,194)	103,935
Borrower A [Member]
Loan Receivable - Third Party [Line Items]
Amount to Borrower				$ 2,621,944						$ 2,000,000
Maturing date				Apr. 15, 2025	Apr. 15, 2025
Fixed rate				5.00%						5.00%
Proceeds from Related Party Debt				$ 1,300,000
Borrower A [Member] | Forecast [Member]
Loan Receivable - Third Party [Line Items]
Amount to Borrower									$ 1,321,944
Borrower A [Member]
Loan Receivable - Third Party [Line Items]
Amount to Borrower		$ 2,000,000		$ 2,621,944
Maturing date	Apr. 15, 2025	Apr. 15, 2025
Fixed rate		5.00%
Collection amount	$ 1,300,000
Receivable balance									$ 1,321,944